Consolidated Statements of Changes in Equity - CAD ($) $ in Thousands	Total	Issued capital [member]	Treasury shares [member]	Reserve of change in value of foreign currency basis spreads [member]	Accumulated other comprehensive income [member]
Beginning balance at Apr. 30, 2016	$ 57,873	$ 50,605	$ 11,173	$ 5,386	$ (9,291)
Beginning balance, shares at Apr. 30, 2016	49,146,851
Issued for cash pursuant to:
Foreign currency translation	$ (177)			(177)
Earnings (Loss) for the year	7,222				7,222
Ending balance at Apr. 30, 2017	$ 64,918	50,605	11,173	5,209	(2,069)
Ending balance, shares at Apr. 30, 2017	49,146,851
Issued for cash pursuant to:
Private placement (Note 12)	$ 125	120	5
Private placement, shares outstanding	500,000
Foreign currency translation	$ (3,975)			(3,975)
Earnings (Loss) for the year	(12,000)				(12,000)
Ending balance at Apr. 30, 2018	$ 49,068	50,725	11,178	1,234	(14,069)
Ending balance, shares at Apr. 30, 2018	49,646,851
Issued for cash pursuant to:
Warrants issued - (note 12)	$ 171	0	171	0	0
Foreign currency translation	1,601	0	0	1,601	0
Earnings (Loss) for the year	(11,804)	0	0	0	(11,804)
Ending balance at Apr. 30, 2019	$ 39,036	$ 50,725	$ 11,349	$ 2,835	$ (25,873)
Ending balance, shares at Apr. 30, 2019	49,646,851